Intangible Assets, Net	12 Months Ended
Dec. 31, 2023
Intangible Assets, Net
Intangible Assets, Net
9.	Intangible Assets, Net

Intangible assets, net consisted of the following:

	As of December 31,
	2022	2023
	RMB	RMB
Brokerage licenses	14,558	60,558
Insurance adjusting license	2,293	2,293
Insurance agency license	35,130	35,130
Trademark and software copyright	2,142	77,042
Medical institution license	3,708	3,708
Total	57,831	178,731
Less: Accumulated amortization	(500)	(607)
Less: Impairment	(717)	(717)
Intangible assets, net	56,614	177,407

Amortization expense on intangible assets for the years ended December 31, 2021, 2022 and 2023 were RMB186, RMB139 and RMB138, respectively. As of December 31, 2023, the Group expects to record amortization expenses related to intangible assets RMB129 for each of the next five years from January 1, 2024 and RMB75 thereafter. RMB717, RMB nil and RMB nil of impairment losses were recognized on intangible assets and were included under “others, net” in the consolidated statement of comprehensive (loss)/income for the years ended December 31, 2021, 2022 and 2023, respectively. The impairment charges for the year end December 31, 2021 was related to the trademark.